SHAREHOLDERS' EQUITY (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Shares available for future grants under the 2021 plan	11,797,025	10,841,262
Shares available for future grants under the 2024 Foundation plan	12,923	14,498
Shares subject to the employee share purchase plan	835,694	1,048,635
Total	58,674,928	65,719,181
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	42,274,119	51,160,822
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	3,755,167	2,653,964